Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Summary of Investments in Marketable Equity Securities with Readily Determinable Fair Values

	Short-Term			Long-Term
(in thousands, except shares held)	Invitae Corporation (Invitae)	OncoCyte Corporation (OncoCyte)	Oncimmune Holdings plc (Oncimmune)	HTG Molecular Diagnostics, Inc (HTGM)
Shares held	2,769,189	88,101	560,416	55,556
Cost basis	$—	$—	$—	$2,000
Fair value	$115,780	$211	$1,258	$266
Total cumulative unrealized gain (loss)	$115,780	$211	$1,258	$(1,734)

	Long-Term
(in thousands, except shares held)	Oncimmune	HTGM
Shares held	560,416	833,333
Cost basis	$—	$2,000
Fair value	$285	$585
Total cumulative unrealized gain (loss)	$285	$(1,415)

Summary of Equity Method Investments Included in Other Assets
A summary of our non-marketable investments accounted for as equity method investments is as follows:

	Ownership Percentage	Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
($ in thousands)		2020	2019	2020	2019	2018
PreAnalytiX GmbH	50.00%	$4,761	$5,452	$3,070	$3,971	$4,062
Suzhou Fuda Business Management and Consulting Partnership	33.67%	3,301	3,100	—	—	—
Apis Assay Technologies Ltd	19.00%	1,940	719	1,221	(51)	—
TVM Life Science Ventures III	3.10%	1,545	1,219	630	(330)	—
Hombrechtikon Systems Engineering AG	19.00%	(530)	(761)	97	(1,124)	(668)
MAQGEN Biotechnology Co., Ltd	40.00%	—	—	—	(383)	(579)
Biotype Innovation GmbH	0.00%	—	—	—	—	(123)
Pyrobett	0.00%	—	—	—	—	(100)
		$11,017	$9,729	$5,018	$2,083	$2,592

Changes in Non-Marketable Investments Not Accounted for Under the Equity Method	The changes in these investments which are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer for the years ended December 31, 2020 and 2019 are as follows:

(in thousands)	2020	2019
Balance at beginning of year	$70,849	$59,484
Full acquisition of equity securities	(41,001)	—
Sale of equity securities	(23,812)	—
Loss on sale of equity securities	(2,250)	—
Impairments	(398)	—
Cash investments in equity securities, net	173	3,619
Net increases due to observable price changes	—	7,760
Foreign currency translation adjustments	581	(14)
Balance at end of year	$4,142	$70,849